Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt

Debt consisted of the following:

	December 31,
	2014	2013
Senior Secured Credit Facility
Term Loans	$—	$—
Revolving Facility	—	—
Senior Notes	1,192,500	1,325,000
Accounts Receivable Securitization Facility	—	—
Other indebtedness	9,707	11,421

Total debt	1,202,207	1,336,421
Less: current portion	(7,559)	(8,754)

Total long-term debt	$1,194,648	$1,327,667

Redemption Price as Percentage of Principal Amount to Applicable Date of Redemption

The Company may redeem all or part of the Senior Notes at any time prior to August 1, 2015 by paying a call premium, plus accrued and unpaid interest to the redemption date. The Company may redeem all or part of the Senior Notes at any time after August 1, 2015 at a redemption price equal to the percentage of principal amount set forth below plus accrued and unpaid interest, if any, on the notes redeemed, to the applicable date of redemption, if redeemed during the twelve-month period beginning on of the year indicated below:

12-month period commencing August 1 in Year	Percentage
2015	104.375%
2016	102.188%
2017 and thereafter	100.000%